FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 12,651	$ 10,596
Financial liabilities, carrying value	73,104	58,238
Financial liabilities, fair value	3,424	2,780
Preferred shares	20	20
Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying value	4,947	4,542
Interest on non-recourse borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying value	59,551	46,552
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities, carrying value	5,162	4,344
Financial Liabilities
Disclosure of financial assets [line items]
Financial liabilities, carrying value	3,424	2,780
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, carrying value	20	20
Financial liabilities at fair value, class
Disclosure of financial assets [line items]
Financial liabilities, fair value	72,908	58,065
Financial liabilities at fair value, class | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities, fair value	4,916	4,533
Financial liabilities at fair value, class | Interest on non-recourse borrowings
Disclosure of financial assets [line items]
Financial liabilities, fair value	59,386	46,388
Financial liabilities at fair value, class | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities, fair value	5,162	4,344
Financial liabilities at fair value, class | Financial Liabilities
Disclosure of financial assets [line items]
Financial liabilities, fair value	3,424	2,780
Financial liabilities at fair value, class | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, fair value	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	3,201	2,071
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	8,445	7,130
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	1,005	1,395
Financial assets at fair value through profit or loss, category
Disclosure of financial assets [line items]
Financial assets, carrying value	753	1,214
Financial assets at fair value through profit or loss, category | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Financial assets at fair value through profit or loss, category | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	753	1,214
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets, carrying value	28	25
Fair value through OCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Fair value through OCI | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Fair value through OCI | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	28	25
Amortized Cost
Disclosure of financial assets [line items]
Financial assets, carrying value	11,870	9,357
Amortized Cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	3,201	2,071
Amortized Cost | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	8,445	7,130
Amortized Cost | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying value	224	156
Financial assets at fair value, class
Disclosure of financial assets [line items]
Financial assets, fair value	12,651	10,596
Financial assets at fair value, class | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, fair value	3,201	2,071
Financial assets at fair value, class | Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, fair value	8,445	7,130
Financial assets at fair value, class | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, fair value	$ 1,005	$ 1,395